THE BDC INCOME FUND (the “Fund”)

Supplement dated February 9, 2015 to the Prospectus dated November 24, 2014.

The sixth paragraph under the section entitled “Additional Information Regarding Principal Investment Strategies,” beginning on page 8 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Section 12(d)(1)(A) of the 1940 Act generally prohibits the Fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund. The Fund has obtained an exemptive order from the SEC, pursuant to which it may invest its assets beyond the limitations imposed by Section 12(d)(1)(A), so long as the Fund, its Adviser, and the Distributor comply with certain conditions designed to curb potential abuses.

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For more information, please contact a Fund customer service representative toll free at 844-786-4178

PLEASE RETAIN FOR FUTURE REFERENCE.
224-PSA-0215

THE BDC INCOME FUND (the “Fund”)

Supplement dated February 9, 2015 to the Statement of Additional Information (“SAI”) dated November 24, 2014.

The third paragraph under the section entitled “D. Securities of Business Development Companies and Other Investment Companies,” beginning on page 6 of the SAI is hereby deleted in its entirety and replaced with the following:

Section 12(d)(1)(A) of the 1940 Act generally prohibits the Fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund. The Fund, however, has obtained an exemptive order from the SEC, pursuant to which it may invest its assets beyond the limitations imposed by Section 12(d)(1)(A), so long as the Fund, its Adviser, and the Distributor comply with certain conditions designed to curb potential abuses.

The fourth paragraph under the section entitled “D. Securities of Business Development Companies and Other Investment Companies,” beginning on page 6 of the SAI is hereby deleted in its entirety.

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For more information, please contact a Fund customer service representative toll free at 844-786-4178

PLEASE RETAIN FOR FUTURE REFERENCE.